Share Option Plan	12 Months Ended
Dec. 31, 2011
SHARE OPTION PLAN [Abstract]
SHARE OPTION PLAN

19. SHARE OPTION PLAN

Certain of the Company's employees were granted awards under share-based incentive plans established by Shanda. Such share-based compensation expenses were recognized in the Company's consolidated statements of operations and comprehensive income in the amounts of RMB11.8 million, RMB7.8 million and RMB1.2 million for the years ended December 31, 2009, 2010 and 2011, respectively. For awards granted to the Company's employees under the share-based incentive plans established by the Company, share-based compensation expenses were recognized in the Company's consolidated statements of operations and comprehensive income in the amounts of RMB106.9 million, RMB93.1 million and RMB81.4 million for the years ended December31, 2009 ,2010 and 2011 respectively.

Share-based compensation allocated from Shanda

Shanda's 2003 Share Incentive Plan

Shanda's 2003 Share Incentive Plan provides for the issuance of options to purchase up to 13,309,880 ordinary shares of Shanda. Under the 2003 Share Incentive Plan, the directors may, at their discretion, grant any officers (including directors) and employees of Shanda and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or Shanda's ordinary shares, equal to the excess of the fair market value of Shanda's ordinary shares, or (iii) other types of compensation based on the performance of Shanda's ordinary shares.

In 2004 and 2005, Shanda granted options to purchase 226,750 and 86,295 ordinary shares of Shanda, respectively, to certain employees of the Company under the 2003 Share Incentive Plan, at exercise prices equivalent to the market prices per ordinary share of Shanda's stock at the dates of grant. The option awards have 10 years contractual term and vest in four installments on the first, second, third and fourth anniversaries of the date of grant.

Shanda's 2005 Equity Compensation Plan

Shanda's 2005 Equity Compensation Plan provides for the issuance of options to purchase up to 7,449,235 ordinary shares, plus ordinary shares reserved for issuance but not yet issued under Shanda's 2003 Share Incentive Plan. Under the 2005 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of Shanda Interactive and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or Shanda's ordinary shares, equals to the excess of the fair market value of Shanda's ordinary shares, or (iii) other types of compensation based on the performance of Shanda's ordinary shares. The maximum contractual term of any issued stock right is ten years from the grant date.

In 2006, 2007 and 2008, Shanda granted options to purchase 1,055,000, 325,000, and 20,000 ordinary shares, of Shanda, respectively, to certain employees of the Company under the 2005 Equity Compensation Plan, at exercise price equivalent to the average market value in the previous three months of the grant dates, except for the options granted in 2008 for which the exercise price was equivalent to the average market value of the fifteen days prior to the grant date. These awards vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the award date as stipulated in the share option agreements.

A summary of option activity relating to the options held by the Group's employees under Shanda's 2003 Share Incentive Plan and 2005 Equity Compensation Plan as of December 31, 2009, 2010 and 2011 and changes during the years then ended is presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$ (in thousands)
Outstanding at December 31, 2008	1,364,686	8.16	6.49	10,979

Granted	-	-
Exercised	(735,616)	7.66
Forfeited or Expired	-	-
Outstanding at December 31, 2009	629,070	8.73	5.24	11,055

Vested and expected to vest at December 31, 2009	591,410	8.69	5.26	10,415

Vested and exercisable at December 31, 2009	187,820	8.15	5.24	3,410

Granted	-	-
Exercised	(343,822)	8.01
Forfeited or Expired	-	-
Outstanding at December 31, 2010	285,248	9.60	3.69	2,914

Vested and expected to vest at December 31, 2010	279,831	9.56	3.71	2,870

Vested and exercisable at December 31, 2010	193,998	8.34	4.30	2,228

Granted	-	-
Exercised	(196,842)	8.40
Forfeited or Expired	(30,000)	11.64
Outstanding at December 31, 2011	58,406	12.62	2.16	431

Vested and expected to vest at December 31, 2011	58,406	12.62	2.16	431

Vested and exercisable at December 31, 2011	53,406	12.15	2.16	419

The aggregate intrinsic value is calculated as the difference between the market value of US$26.31, US$19.82 and US$ 20.01 as of December 31, 2009, 2010 and 2011 and the exercise prices of the options, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was RMB93.6 million, RMB26.8 million and RMB14.4 million, respectively.

The total fair value of options vested during the three years ended December 31, 2009, 2010 and 2011 was RMB12.8 million, RMB11.1 million and RMB2.6 million.

As of December 31, 2011, there is no unrecognized deferred compensation cost related to the above grants. For the years ended December 31, 2009, 2010 and 2011, total cash received by Shanda from the exercise of stock options amounted to RMB38.5 million ,RMB18.2 million and RMB10.4 million, respectively.

Under Shanda's 2003 Share Incentive Plan and 2005 Equity Compensation Plan, share-based compensation expenses of approximately RMB11.8 million, RMB7.8 million, and RMB1.2million were recognized in the consolidated statements of operations and comprehensive income in the years ended December 31, 2009, 2010, and 2011, respectively.

Share-based compensation of the Company

2008 Equity Compensation Plan

        In November 2008, the Company authorized an equity compensation plan (the "2008 Equity Compensation Plan") that provides for the issuance of options to purchase up to 44,000,000 ordinary shares. Under the Company's 2008 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries' affiliates, and individual consultants or advisors (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company's ordinary shares, equals to the excess of the fair market value of the Company's ordinary shares, or (iii) other types of compensation based on the performance of the Company's ordinary shares. In November 2010, the Company increased the number of ordinary shares reserved under the 2008 Equity Compensation Plan to 54,750,000 ordinary shares.

From November 14, 2008 through September 7, 2009, the Company granted options to employees to purchase 24,752,500 ordinary shares at an exercise price of US$3.2 per share and 936,000 ordinary shares at an exercise price of US$3.98 per share under the Company's 2008 Equity Compensation Plan, respectively. After the Company's IPO, from October 16, 2009 through December 1, 2009, the Company granted options to employees to purchase 38,000 Class A ordinary shares at an exercise price of US$5.38 and 20,000 Class A ordinary shares at an exercise price of US$5.29 under the Company's 2008 Equity Compensation Plan, respectively, equivalent to the average market value in the previous fifteen trading days of the grant dates. The options can be exercised within 10 years from the grant date. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the Performance Period Start Date through the four-year Performance Period, 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant's continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets.

For the options granted prior to the consummation of the Company's IPO, the vesting conditions are: 1) On each of the first four anniversaries of the Performance Period Start Date, twenty percent (20%) of the earned options during the year preceding such anniversary date shall vest and become exercisable. 2) On each of the first four anniversaries of the consummation of the IPO, eighty percent (80%) of the earned options during the year preceding the corresponding first four anniversaries of the Performance Period Start Date shall vest and become exercisable provided, in each case, that the employees remain employed by the Company on such vesting date.

The Company did not recognize share-based compensation expenses for the earned options (80%) granted prior to the IPO and which vested upon the consummation of the IPO, as the Company was not able to determine that it was probable that this performance condition would be satisfied until such event occurred As a result of the consummation of the IPO, the share-based compensation expenses for this portion of the earned options were recognized in the Company's consolidated statements of operations and comprehensive income.

In accordance with ASC 718, after IPO, the Company recognized share-based compensation expenses for the options granted prior to IPO, net of a forfeiture rate, using the straight-line method for the 1/3 of the 20% of the options earned subject to the employees' continued employment with the Group, and using the graded-vesting method for of the rest of the options earned contingent on the achievement of different performance targets when the Company concluded that it is probably that the performance targets will be achieved.

There was one significant modification in the first quarter of 2010 relating to the previously granted performance-based options. These options were not considered probable to be earned and vested under the original performance target, but were probable under the revised performance target. The compensation costs for the original awards were nil as none of the options are expected to vest. The incremental fair value is equal to the full fair value of the modified award, which represents the total cumulative compensation cost to be recognized for the award. On the modification date, the compensation costs previously recognized for the unvested award were reversed and fair value of the modified award is recognized as compensation costs over the remaining vesting period of the modified award.

In January 2010, the Company replaced the outstanding employee options of a foreign subsidiary with options of the Company. The replacement awards allow employees to purchase 962,963 Class A ordinary shares within 10 years from the original grant date and have the same vesting terms as under the original award. The replacement awards' share option activities are included in the 2008 Equity Compensation Plan movements. The incremental compensation cost resulting from the replacement was immaterial.

From March 9, 2010 through December 15, 2010, the Company granted options under the 2008 Equity Compensation Plan to purchase 6,805,200 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. From January 1, 2011 through December 1, 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 5,380,300 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the Performance Period Start Date through the four-year Performance Period, 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant's continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets. The options have 10 year contractual term from the grant date and vest over a four year period. On each of the first four anniversaries of the Performance Period Start Date, one hundred percent (100%) of the options earned during the year preceding such anniversary date shall vest and become exercisable provided that the employees remain employed by the Group on such vesting date.

From January 1, 2011 through April 15, 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 216,400 Class A ordinary shares of the Company with no performance conditions at an exercise price equivalent to the average market value in the previous fifteen days. The options have a 10 year contractual term from the grant date and vest over a four year period. On the first anniversary of the grant date, 25% of the options have the opportunity shall be vested and over the three-year remaining vesting period, 1/36th of the options shall be vested monthly provided that the employees remain employed by the Group on such vesting date.

In 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 1,916,739 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. The option have 10 year contractual term from the granted date and vest immediately.

Share-based compensation expenses related to the option awards granted by the Company under the 2008 Equity Compensation Plan amounted to approximately RMB103.9 million, RMB44.6 million and RMB35.2 million for the years ended December 31, 2009, 2010 and 2011.

The Company's share option activities as of December 31, 2009, 2010 and 2011 and changes during the years then ended are presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$ (in thousands)
Outstanding at December 31, 2008	21,857,500	3.2	9.87	-

Granted	3,889,000	3.4
Exercised	-	-
Forfeited	(191,300)	3.2
Expired	-	-
Outstanding at December 31, 2009	25,555,200	3.2	8.94	47,589

Vested and expected to vest at December 31, 2009	25,178,284	3.2	8.94	46,956

Vested and exercisable at December 31, 2009	-	-	-	-

Granted	7,768,163	3.0
Exercised	(1,403,548)	2.6
Forfeited	(8,708,587)	3.3
Expired	-	-
Outstanding at December 31, 2010	23,211,228	3.2	8.34	2,225

Vested and expected to vest at December 31, 2010	21,863,951	3.2	8.33	2,199

Vested and exercisable at December 31, 2010	5,182,199	3.2	7.96	176

Granted	7,513,439	3.0
Exercised	(650,100)	2.3
Forfeited	(7,714,478)	3.1
Expired	-	-
Outstanding at December 31, 2011	22,360,088	3.2	7.90	300

Vested and expected to vest at December 31, 2011	21,891,028	3.2	7.88	386

Vested and exercisable at December 31, 2011	7,568,229	3.1	7.13	487

The aggregate intrinsic value is calculated as the difference between the market value of US$5.1, US$3.22 and US$1.96 as of December 31, 2009, 2010 and 2011 and the exercise price of the shares. The total intrinsic value of options exercised during the year ended December 31, 2011 was RMB2.0 million.

The weighted average grant-date fair value of options granted during the year ended December 31, 2009, 2010 and 2011 was US$2.49, US$1.92 and US$1.15, respectively. No option was vested during the year ended December 31, 2009. The fair value of options vested during the year of 2010 and 2011 was RMB81.3 million and RMB27.8, respectively.

As of December 31, 2011, there was RMB74.7 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to non-vested stock-based awards granted to the Group's employees. This cost is expected to be recognized over a weighted average period of 2.46 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions. In 2011, total cash received from the exercise of stock options amounted to RMB9.3 million.

The fair value of each option granted under the Company's 2008 Equity Compensation Plan before the IPO was estimated on the date of grant using the binomial pricing model that uses the assumptions noted in the following table:

	For the years ended December 31
	2008	2009
Exercise Price	US$3.2	US$3.20~US$3.98
Fair value of ordinary shares	US$3.13	US$3.90~US$6.25
Risk-free interest rate(1)	3.94%	3.31%~4.44%
Exercise multiple(2)	1.8	1.8
Expected dividend yield(3)	0%	0%
Expected volatility(4)	50%	50%
Fair value per option at grant date (in RMB)	10.4~11.8	14.1~26.8

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve over the contractual term of the option in effect at the time of grant.
(2)	The management estimates the options will be exercised when the spot price reaches 1.8 times of strike price after becoming exercisable.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	Expected volatility is estimated based on the historical volatility of comparable companies' stocks for a period equivalent to the expected term preceding the grant date.

The fair value of each option granted under the Company's 2008 Equity Compensation Plan after the IPO was estimated on the date of grant using the Black-Scholes model that uses the assumptions noted in the following table:

	For the year ended December 31
	2009		2010		2011
Exercise Price	US$	5.29~US$5.38	US$	0.23~US$3.40	US$	2.47~US$3.62
Fair value of ordinary shares	US$	5.12~US$5.16	US$	2.50~US$5.21	US$	1.99~US$3.75
Risk-free interest rate(1)		2.13%~2.48%		1.00%~2.50%		0.88%~2.0%
Expected life (in years)(2)		5		5		2.25~5
Expected dividend yield(3)		0%		0%		0%
Expected volatility(4)		50%		50%		50%
Fair value per option at grant date (in RMB)		15.82~15.84		7.31~33.52		2.22~11.88

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by Shanda.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	Expected volatility is estimated based on the historical volatility of comparable companies' stocks and of Shanda's ordinary shares for a period equivalent to the expected term preceding the grant date.

On December 22, 2008, the Company also granted 407,770 restricted shares under the Company's 2008 Equity Compensation Plan. The restricted shares vest in equal installments over four calendar years on December 31 of each such calendar year, commencing on December 31, 2009, subject to the employee's continued employment with the Group.

From July 14, 2009 through December 1, 2009, the Company granted 251,920 restricted shares and 6,068,500 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. From January 1, 2010 through December 1, 2010, the Company granted 4,488,279 and 925,000 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. From January 1, 2011 through December 1, 2011, the Company granted 1,661,989 and 1,788,624 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. These awards will vest in equal installments over two to four years, commencing on the grant date, subject to the employee's continued employment with the Group or Shanda, as the case may be.

Share-based compensation expense related to the restricted share awards granted by the Company under the 2008 Equity Compensation Plan amounted to RMB3,029, RMB48,518 and RMB46,161 for the years ended December 31, 2009, 2010 and 2011. The restricted shares granted to Shanda's employees were measured at fair value at the grant date and that amount of RMB62,453 and RMB65,044 were recognized as a dividend distributed to Shanda in 2010 and 2011, respectively.

A summary of unvested restricted share activity as of December 31, 2009, 2010 and 2011 is presented below:

Unvested Restricted Shares	Number of Shares	Weighted Average Grant-date Fair Value
		US$
Unvested at December 31, 2008	407,770	3.2

Granted	6,320,420	6.2
Vested	-	-
Forfeited	(3,000)	6.3

Unvested at December 31, 2009	6,725,190	6.0

Expected to vest at December 31, 2009	5,479,864	6.0
Granted	5,413,279	4.1
Vested	(2,022,688)	5.5
Forfeited	(489,549)	5.5

Unvested at December 31, 2010	9,626,232	5.2

Expected to vest at December 31, 2010	8,473,034	5.1
Granted	3,450,613	3.0
Vested	(4,492,918)	5.2
Forfeited	(1,082,538)	5.6
Unvested at December 31, 2011	7,501,389	4.5

Expected to vest at December 31, 2011	7,120,357	4.5

The total intrinsic value of restricted shares vested during the year ended December 31, 2010 and 2011 was RMB42.9 million and RMB55.3 million.

As of December 31, 2011, there was RMB165.4 million of unrecognized compensation cost (including the unrecognized compensation cost of the restricted shares granted to the employees of Shanda amounting to RMB118.6 million), adjusted for the estimated forfeitures, related to non-vested restricted shares granted to the Group's employees. This cost is expected to be recognized over a weighted average period of 2.18 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

Share-based compensation of Actoz

Since 2005, Actoz has granted stock options to its employees as an incentive program.

A total of 127,420 shares were granted to Actoz's employees in July 2006; 140,000 shares were granted in March 2007; 470,730 shares were granted in September 2007; 94,040 shares were granted in March 2008; 10,000 shares were granted in October 2008; and 102,666 shares were granted in March 2010.

The stock options may be exercised from the date that is two years from the grant date for a period of five years under relevant law. The grantees who were granted options before March 2007 may exercise 2/3 of granted stock options two years after the grant date and 1/3 of granted stock options may be exercised three years after the grant date. Grantees who were granted options in September 2007 and in 2008 and 2010 may exercise 1/2 of granted stock options two years after grant date, 1/4 of granted stock options may be exercised three years after grant date, and 1/4 of granted stock options may be exercised four years after grant date.

Under the relevant law, the option exercise price is decided based on the price calculated by taking the arithmetic average of the weighted average of the periods of past two months, one month and one week each prior to the day immediately preceding the date of the shareholders meeting.

Actoz may decide upon one or more methods for exercise of the options pursuant to the resolution of the board of directors: 1) delivery of new shares of Actoz, 2) delivery of Actoz's treasury stock; or 3) payment by Actoz to the Grantee of the difference between the market price at the time of exercise and the exercise price, in cash or treasury stock.

The assumptions used to value stock-based compensation awards for the years ended December 31, 2008 and 2010 are presented as follows:

	For the years ended December 31
	2008	2010
Risk-free interest rate	4.80-5.39%	4.56%
Expected life (in years)	4.7-4.9 years	4.5-4.9 years
Expected dividend yield	0%	0%
Expected volatility	63%-87%	65%-67%
Fair value per option at grant date ( in KRW)	4,531~6,355	7,504~7,668

Activities of share options

Actoz's share option activities as of December 31, 2009, 2010 and 2011 and changes during the years then ended were presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
December 31, 2008	762,550	9,398	5.54	611,557

Granted	-	-
Exercised	(300,700)	9,397
Forfeited	(49,360)	9,406
December 31, 2009	412,490	9,398	4.66	3,156,394

Vested and expected to vest as of December 31, 2009	392,849	9,390	4.65	3,009,071

Vested and exercisable as of December 31, 2009	123,261	9,390	4.65	949,448

Granted	102,666	14,250
Exercised	(75,551)	9,378
Forfeited	(56,443)	9,532
December 31, 2010	383,162	10,682	4.38	301,206

Vested and expected to vest as of December 31, 2010	368,502	10,542	4.30	301,094

Vested and exercisable as of December 31, 2010	214,000	9,346	3.63	236,267

Granted	-	-
Exercised	(121,517)	9,416
Forfeited	(51,685)	13,468
December 31, 2011	209,960	10,729	3.52	551,208

Vested and expected to vest as of December 31, 2011	209,960	10,729	3.52	551,208

Vested and exercisable as of December 31, 2011	148,222	9,347	2.83	541,498

The aggregate intrinsic value is calculated as the difference between the market value of KRW17,050, KRW 10,450 and KWR13,000 as of December 31, 2009, 2010 and 2011, respectively and the exercise price of the shares. The total intrinsic value of options exercised during the year ended December 31, 2011 was KRW435.5 million.

The weighted average estimated fair value of options granted during fiscal year 2010 was KRW7,593. During fiscal year 2011, Actoz did not grant new options. The total fair value of options vested during the year ended December 31, 2010 and 2011 was KRW958.2 million and KRW324.5 million, respectively.

Share-based compensation expenses of approximately RMB7.1 million, RMB5.0 million and RMB3.4 million were recognized in the consolidated statements of operations and comprehensive income for the years ended December 31, 2009, 2010 and 2011.

As of December 31, 2011 there was KRW194.0 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to unvested stock-based awards granted to Actoz's employees. This cost is expected to be recognized over a weighted average period of 5.18 years. Total compensation cost may be adjusted for future changes in estimated forfeitures. For the year ended December 31, 2011, total cash received by Actoz from the exercise of stock options amounted to KRW1,144.2 million (equivalent to approximately RMB6.2 million).